Right-of-use assets and Lease liabilities - Additional Disclosures Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Interest expense on lease liabilities	$ 13	$ 13	$ 11
Expense on short-term, low value and variable leases	7	4
Total cash outflows for leases	92	85
Lease liability payments	72	69	$ 52
Interest payments	13	12
Short-term and low value lease payments	$ 7	$ 4